Cash and Cash Equivalents and Marketable Securities - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents1 [line items]
Cash at bank and in hand	$ 201	$ 863
Total short-term financial investments	16,513	13,036
Total cash and cash equivalents	16,714	13,899
Brazil member
Cash and cash equivalents1 [line items]
Short-term financial investments	4,891	1,887
Brazil member | Interbank deposit rate investment funds and other short-term deposits [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	4,882	1,875
Brazil member | Other investment funds [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	9	12
Foreign countries [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	11,622	11,149
Foreign countries [member] | Time deposits [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	2,222	3,823
Foreign countries [member] | Automatic investing accounts and interest checking accounts [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	8,482	6,708
Foreign countries [member] | Other financial investments [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	$ 918	$ 618